Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment for leasing [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years